Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Australia
Superannuation commitments
Discount rate	2.60%	2.60%
Salary increases	2.70%	2.40%
Inflation rate (pensioners received inflationary increase)	1.70%	1.40%
Life expectancy of a 60-year-old male	31 years 3 months 18 days	31 years 1 month 6 days
Life expectancy of a 60-year-old female	34 years 2 months 12 days	34 years
Overseas | Minimum
Superannuation commitments
Discount rate	0.70%	1.10%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	28 years 1 month 6 days	27 years 10 months 24 days
Life expectancy of a 60-year-old female	29 years 6 months	29 years 3 months 18 days
Overseas | Maximum
Superannuation commitments
Discount rate	1.50%	1.80%
Salary increases	4.60%	4.90%
Inflation rate (pensioners received inflationary increase)	3.10%	3.40%
Life expectancy of a 60-year-old male	28 years 2 months 12 days	28 years 1 month 6 days
Life expectancy of a 60-year-old female	29 years 7 months 6 days	29 years 6 months
Parent Entity | Australia
Superannuation commitments
Discount rate	2.60%	2.60%
Salary increases	2.70%	2.40%
Inflation rate (pensioners received inflationary increase)	1.70%	1.40%
Life expectancy of a 60-year-old male	31 years 3 months 18 days	31 years 1 month 6 days
Life expectancy of a 60-year-old female	34 years 2 months 12 days	34 years
Parent Entity | Overseas | Minimum
Superannuation commitments
Discount rate	0.70%	1.10%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	28 years 1 month 6 days	27 years 10 months 24 days
Life expectancy of a 60-year-old female	29 years 6 months	29 years 3 months 18 days
Parent Entity | Overseas | Maximum
Superannuation commitments
Discount rate	1.50%	1.80%
Salary increases	4.60%	4.90%
Inflation rate (pensioners received inflationary increase)	3.10%	3.40%
Life expectancy of a 60-year-old male	28 years 2 months 12 days	28 years 1 month 6 days
Life expectancy of a 60-year-old female	29 years 7 months 6 days	29 years 6 months